SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Settlement agreements relating to the aborted Agreement and Plan of Merger		$ 2,727	$ 2,617
Sale of an investment which previously had been written off			3,034
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition			2,539
Other		2	(116)
Total other income		$ 2,729	$ 8,074